Group information - (Details 1)	12 Months Ended
Dec. 31, 2025
FIDC TAPSO | Total quotas
Disclosure of detailed information about business combination [line items]
Outstanding quotas held by the Group	100.00%
FIDC TAPSO | Subordinated Quotas
Disclosure of detailed information about business combination [line items]
Outstanding quotas held by the Group	100.00%
FIDC SOMA III | Total quotas
Disclosure of detailed information about business combination [line items]
Outstanding quotas held by the Group	100.00%
FIDC SOMA III | Subordinated Quotas
Disclosure of detailed information about business combination [line items]
Outstanding quotas held by the Group	100.00%
STONE FIM CP [Member] | Total quotas
Disclosure of detailed information about business combination [line items]
Outstanding quotas held by the Group	100.00%
FIC FIM STONECO | Total quotas
Disclosure of detailed information about business combination [line items]
Outstanding quotas held by the Group	100.00%
FIDC ACR I | Total quotas
Disclosure of detailed information about business combination [line items]
Outstanding quotas held by the Group	7.00%
FIDC ACR I | Subordinated Quotas
Disclosure of detailed information about business combination [line items]
Outstanding quotas held by the Group	100.00%
FIDC ACR FAST | Total quotas
Disclosure of detailed information about business combination [line items]
Outstanding quotas held by the Group	4.00%
FIDC ACR FAST | Subordinated Quotas
Disclosure of detailed information about business combination [line items]
Outstanding quotas held by the Group	100.00%